Note 5 - Shareholders' Equity (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 20, 2015	Dec. 31, 2015
Common Stock, shares authorized		100,000,000
Common Stock, par or stated value		$ 0.0001
Preferred Stock, shares authorized		400,000
Preferred Stock, par or stated value		$ 0.0001
Common Stock, shares issued		19,437,236
Stock issued for cash, Value		$ 1,426,670
Common Stock, shares outstanding		19,437,236
Stock Issued During Period, Shares, Period Increase (Decrease)		19,387,236
Stockholders' Equity, Period Increase (Decrease)		$ 248,580
Common Stock
Stock issued for cash, Shares		15,943,920
Stock issued for cash, Value		$ 1,594
Shares Retired
Stock Issued During Period, Shares, Period Increase (Decrease)		50,000
Prior to Reverse Merger
Common Stock, par or stated value		$ 0.1507
Common Stock, shares issued		50,000
NABUfit Denmark
Common Stock, par or stated value	$ 0.1507
Stock issued for cash, Shares	50,000
Stock issued for cash, Value	$ 7,535	$ 1,794,953
Treasury Stock, Shares, Acquired		1,432
Cash paid to acquire Treasury Stock		$ 377,250
NABUfit Denmark | Common Stock
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued		15,500,000
NABUfit Denmark | New shareholder
Stock issued for cash, Shares		946
NABUfit Denmark | Prior shareholder
Stock Issued During Period, Shares, Treasury Stock Reissued		486
NABUfit Denmark | Denmark, Kroner
Treasury Stock, Shares, Acquired		443,920
NABUfit Denmark | Post Recapitalziation
Stock issued for cash, Shares	15,500,000
NABUfit Denmark | Post Recapitalziation | New shareholder
Stock issued for cash, Shares		293,260
NABUfit Denmark | Post Recapitalziation | Prior shareholder
Stock issued for cash, Shares		150,660
NABUfit Global | Common Stock
Common Stock, shares outstanding		50,000
NABUfit Global | Shares Issued New
Stock Issued During Period, Shares, Period Increase (Decrease)		15,500,000
NABUfit Global | Shares issued Prior
Stock Issued During Period, Shares, Period Increase (Decrease)		3,937,236